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[AIM LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.



   August 1, 2001



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, DC  20549

   Re:      AIM Tax-Exempt Funds
            CIK No. 0000909466

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1993 Act"), the undersigned certifies on behalf of AIM Tax-Exempt Funds (the "Fund") that the form of Prospectuses, each dated August 1, 2001, relating to AIM High Income Municipal Fund, AIM Tax-Exempt Bond Fund of Connecticut, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund, that would have been filed under Rule 497(c) of the 1993 Act do not differ from those contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A. Post-Effective Amendment No. 13, which is the most recent Amendment to the Fund's Registration Statement, was filed electronically with the Securities and Exchange Commission on July 27, 2001.

   Please send me copies of all correspondence with respect to the certificate, or contact me at 713.214.4567.

   Very truly yours,

   /s/ LISA A. MOSS

   Lisa A. Moss
   Counsel

A Member of the AMVESCAP Group